Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	June 30, 2026	December 31, 2025
Land	$66,719	$63,336
Building	125,811	109,479
Leasehold improvements	38,342	38,658
Machinery, equipment, and furniture and fixtures	303,160	284,833
Construction in progress	19,294	22,321
Property, plant and equipment, gross	553,326	518,627
Less: accumulated depreciation	(147,841)	(120,698)
Property, plant and equipment, net	$405,485	$397,929

Property, plant and equipment, net consisted of the following:

	December 31,
	2025	2024
Land	$63,336	$61,286
Building	109,479	101,612
Leasehold improvements	38,658	32,761
Machinery, equipment and furniture and fixtures	284,833	245,365
Construction in progress	22,321	24,961
Property, plant and equipment, gross	518,627	465,985
Less: accumulated depreciation	(120,698)	(62,166)
Property, plant and equipment, net	$397,929	$403,819